Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document - Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	PBR
Entity Registrant Name	PETROBRAS - PETROLEO BRASILEIRO SA
Entity Central Index Key	0001119639
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	7,442,454,142